UNAUDITED PRO FORMA NET LOSS PER SHARE - Narrative (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Co Investors [Member]
Conversion of debt
Principal amount of note that will be converted to equity at initial public offering	$ 525,000
Subsidiary of Altice N.V.
Conversion of debt
Principal amount of note that will be converted to equity at initial public offering	$ 1,225